UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  10/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Palantir Fund
PORTFOLIO OF INVESTMENTS
October, 31 2008 (Unaudited)
	Shares					Value
			COMMON STOCKS - 68.63%
			AGRICULTURE - 6.08%
	250,000		AgFeed Industries, Inc. *			$ 1,095,000
	1,290,000		China Green Holdings Ltd.			1,001,489
						2,096,489
			CHEMICALS - 2.97%
	12,000		Potash Corp. of Saskatchewan			1,023,120

			COAL - 5.00%
	50,000		Peabody Energy Corp.			1,725,500

			COMMERCIAL SERVICES - 1.93%
	105,000		AerCap Holdings NV *			665,700

			COMPUTERS - 1.96%
	50,000		NetApp, Inc. *			676,500

			FINANCIALS - 13.06%
	275,000		Ambac Financials Group, Inc.			737,000
	90,000	**	Annaly Capital Managenment, Inc.			1,251,000
	300	**	Berkshire Hathaway, Inc. *			1,152,000
	80,000		Capstead Mortgage Corp.			804,000
	200,000		Endeavor Financial Corp.			559,280
						4,503,280
			FOOD - 3.60%
	110,000		Sadia SA ADR			666,600
	429		Seaboard Corp.			574,860
						1,241,460
			MINING - 6.24%
	47,000		Franco-Nevada Group			668,750
	300,000	**	International Royalty Corp.			456,000
	20,000		Royal Gold, Inc.			576,600
	125,000		Silver Wheaton Corp. *			450,000
						2,151,350

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
October, 31 2008 (Unaudited)
	Shares					Value
			OIL & GAS - 21.27%
	175,000	**	Advantage Energy Income Fund			$ 1,078,000
	120,000		ATP Oil & Gas Corp. *			1,444,800
	65,000	**	Enerplus Resources Fund			1,736,150
	100,000		Linn Energy LLC			1,665,000
	30,000		National Oilwell Varco, Inc. *			896,700
	10,000	**	Schlumberger Ltd.			516,500
						7,337,150
			PIPELINES - 4.03%
	10,000		NuStar Energy LP			461,400
	44,000		Williams Partners LP			928,840
						1,390,240
			WATER - 2.49%
	1,000,000		Hyflux Water Trust			232,495
	25,000	**	PICO Holdings, Inc. *			626,000
						858,495

			TOTAL COMMON STOCKS (Cost $28,944,515)			23,669,284

			EXCHANGE TRADED FUNDS - 9.06%
	130,000		Cohen & Steers Worldwide Realty Income Fund, Inc.			663,000
	40,000		Horizons BetaPro S&P/TSX Capped Energy Bear Plus ETF *			662,911
	45,000		Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.			436,500
	6,000		Proshares UltraShort Real Estate			692,820
	8,000		Proshares UltraShort S&P 500			670,400
			TOTAL EXCHANGE TRADED FUNDS (Cost $2,915,682)			3,125,631

	Par Value			Coupon Rate (%)	Maturity
			BONDS & NOTES - 2.10%
			BANKING - 2.10%
	1,640,000	***	European Investment Bank	8.75%	9/28/09	725,804
			TOTAL BONDS & NOTES (Cost $973,645)

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
October, 31 2008 (Unaudited)

	Shares		SHORT-TERM INVESTMENTS - 14.04%			Value
	4,840,654		Milestone Treasury Obligation Portfolio, Institutional Class,			$ 4,840,654
			to yield .89% **** (Cost $4,840,654)

			TOTAL INVESTMENTS - 93.83% (Cost $36,700,851) (a)			$ 32,361,373
			ASSETS LESS OTHER LIABILITIES - 6.17%			2,128,456
			NET ASSETS - 100.0%			$ 34,489,829

	Shares		SECURITIES SOLD SHORT			Value
	10,000		Abercrombie & Fitch Co.			$ 289,600
	25,000		Aeropostale, Inc. *			605,250
	10,000		Carnival Corp.			254,000
	35,000		Charles Schwab Corp.			669,200
	60,000		Discovery Financial Services			735,000
	25,000		Highwoods Properties, Inc.			620,500
	18,000		Stifel Financial Corp. *			785,700
	18,000		Taubman Centers, Inc.			597,960
	25,000		Urban Outfitters, Inc. *			543,500
			TOTAL SECURITIES SOLD SHORT			$ 5,100,710
			(proceeds $6,643,366) (a)

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation			$ 3,120,611
			Unrealized depreciation			(5,917,433)
			Net unrealized depreciation			$ (2,796,822)
	Cost for federal tax purposes (including securities sold short) is substaintally the same.

*	Non-Income producing security.
**	A portion of these securities are held as collateral for security sold short.
***	Par Value stated in Brazilian Real
****	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.
ADR - American Depositary Receipts

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
October, 31 2008 (Unaudited)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

	The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of October 31, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 26,794,915	$ 5,100,710
Level 2 - Other Significant Observable Prices	5,566,458	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 32,361,373	$ 5,100,710
* Other financial instruments include Short sales, futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/08